575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax..

PETER J. SHEA peter.shea@kattenlaw.com 212.940.6447 direct 704.344.3195 fax

April 23, 2010

VIA EDGAR

Securities and Exchange Commission

Washington, D.C. 20549

Pre-Effective Amendment No. 2 to Registration on Form S-1

ETFS Palladium Trust

Registration No.: 333-164407

Dear Ladies and Gentlemen:

On behalf of ETF Securities USA LLC (the “Sponsor”), our client and the sponsor of the ETFS Palladium Trust (the “Trust”), we are filing with this correspondence pre-effective Amendment No. 2 (the “Amendment”) to the Trust’s registration statement on Form S-1 (the “Registration Statement”) concerning the registration of up to 5,920,000 ETFS Physical Palladium Shares under the Securities Act of 1933 (the “Securities Act”). Blacklined copies of the Amendment that have been marked to show changes as against Amendment No. 1 to the Registration Statement (filed on March 5, 2010) are being sent to the staff of the Securities and Exchange Commission under separate cover. Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment.

The prospectus that is a part of the Registration Statement is, pursuant to Securities Act Rule 429, a combined prospectus that also relates to the unsold Shares previously registered by the Trust under Registration Statement No. 333-15380 (the “Prior Registration”). As of April 22, 2010, 6,188,000 Shares were unsold under the Prior Registration, representing approximately 48% of the 12,880,000 Shares registered in the Prior Registration that became effective on January 6, 2010.

With respect to the staff’s comment letter to the Sponsor dated March 17, 2010 by Mr. H. Roger Schwall, we offer the following responses (the headings below corresponding to the headings in such comment letter with the numbered responses corresponding to the comment numbers of the comment letter).

Securities and Exchange Commission

April 23, 2010

General

1.	The updated auditor’s consent has been included as Exhibit 23.1.

Risk Factors, page 6

“Purchasing activity in the palladium market....”, page 7

2.	The requested revisions have been made.
3.	The noted statement has been clarified to remove the depiction of a price increase as being “temporary.”

We have made such changes as have been requested in order to complete and include all information not previously included in the filing. All required consents of experts and counsel are included in the filing.

All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

In the event that the Sponsor requests acceleration of the effective date of the Registration Statement on behalf of the Trust, it will furnish a letter containing the requested acknowledgements.

Please do not hesitate to contact me at (212) 940-6447 or Gregory Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing responses or the Amendment.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

cc (w/enclosures):	Mr. H. Roger Schwall Ms. Tracy L. McNeil Ms. Sandra Eisen Mr. Graham Tuckwell Mr. Tom Quigley Mr. Gregory Xethalis